Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Notes Receivable [Abstract]
Components Of Notes Receivable

	2010	2011
Secured notes receivable	$5,114	$4,794
Notes receivable from lessee restructurings	10,383	406
	$15,497	$5,200

Minimum Future Receipts Under Notes Receivable

Minimum future notes receivable

2012	$4,289
2013	911
2014	—
2015	—
2016	—
Thereafter	—
$5,200